Document and Entity Information	12 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	DATASEA INC.
Entity Central Index Key	0001631282
Document Type	S-1/A
Trading Symbol	DTSS
Document Period End Date	Jun. 30, 2018
Amendment Flag	true
Amendment Description	CALCULATION OF REGISTRATION FEE   <table cellspacing="0" cellpadding="0" style="font: 10pt Times New Roman, Times, Serif; border-collapse: collapse; width: 100%"> <tr style="vertical-align: bottom"> <td style="border-bottom: black 1pt solid; text-align: center; white-space: nowrap"> Title of each class of securities   to be registered  </td> <td style="padding-bottom: 1pt; font-weight: bold; white-space: nowrap"> </td> <td colspan="2" style="border-bottom: black 1pt solid; text-align: center; font-weight: bold; white-space: nowrap">Amount to be <br />registered (1)(2)</td> <td style="padding-bottom: 1pt; font-weight: bold; white-space: nowrap"> </td> <td style="padding-bottom: 1pt; font-weight: bold; white-space: nowrap"> </td> <td colspan="2" style="border-bottom: black 1pt solid; text-align: center; font-weight: bold; white-space: nowrap">Proposed <br />maximum<br />aggregate<br />offering <br />price per <br />share</td> <td style="padding-bottom: 1pt; font-weight: bold; white-space: nowrap"> </td> <td style="padding-bottom: 1pt; font-weight: bold; white-space: nowrap"> </td> <td colspan="2" style="border-bottom: black 1pt solid; text-align: center; font-weight: bold; white-space: nowrap">Proposed <br />maximum <br />aggregate <br />offering <br />price (1)(2)</td> <td style="padding-bottom: 1pt; font-weight: bold; white-space: nowrap"> </td> <td style="padding-bottom: 1pt; font-weight: bold; white-space: nowrap"> </td> <td colspan="2" style="border-bottom: black 1pt solid; text-align: center; font-weight: bold; white-space: nowrap">Amount of <br />registration<br />fee</td> <td style="padding-bottom: 1pt; font-weight: bold; white-space: nowrap"> </td></tr> <tr style="background-color: rgb(204,238,255); vertical-align: bottom"> <td style="width: 48%">Common Stock, par value $0.001 per share <sup>(2)(3)</sup></td> <td style="width: 1%"> </td> <td style="text-align: left; width: 1%"> </td> <td style="text-align: right; width: 10%">1,150,000</td> <td style="text-align: left; width: 1%"> </td> <td style="width: 1%"> </td> <td style="text-align: left; width: 1%">$</td> <td style="text-align: right; width: 10%">6.00</td> <td style="text-align: left; width: 1%"> </td> <td style="width: 1%"> </td> <td style="text-align: left; width: 1%">$</td> <td style="text-align: right; width: 10%">6,900,000</td> <td style="text-align: left; width: 1%"> </td> <td style="width: 1%"> </td> <td style="text-align: left; width: 1%">$</td> <td style="text-align: right; width: 10%">859.05</td> <td style="text-align: left; width: 1%"> </td></tr> <tr style="background-color: white; vertical-align: bottom"> <td style="text-align: left">Underwriter Warrants <sup>(4)</sup></td> <td> </td> <td style="text-align: left"> </td> <td style="text-align: right">-</td> <td style="text-align: left"> </td> <td> </td> <td style="text-align: left">$</td> <td style="text-align: right">-</td> <td style="text-align: left"> </td> <td> </td> <td style="text-align: left">$</td> <td style="text-align: right">-</td> <td style="text-align: left"> </td> <td> </td> <td style="text-align: left">$</td> <td style="text-align: right">-</td> <td style="text-align: left"> </td></tr> <tr style="background-color: rgb(204,238,255); vertical-align: bottom"> <td style="text-align: left">Common Stock underlying Underwriter Warrants<sup>(4)</sup></td> <td> </td> <td style="text-align: left"> </td> <td style="text-align: right">70,000</td> <td style="text-align: left"> </td> <td> </td> <td style="text-align: left">$</td> <td style="text-align: right">9.00</td> <td style="text-align: left"> </td> <td> </td> <td style="text-align: left">$</td> <td style="text-align: right">630,000</td> <td style="text-align: left"> </td> <td> </td> <td style="text-align: left">$</td> <td style="text-align: right">78.44</td> <td style="text-align: left"> </td></tr> <tr style="background-color: white; vertical-align: bottom"> <td style="text-align: left">Total <sup>(5)</sup></td> <td> </td> <td style="text-align: left"> </td> <td style="text-align: right">1,220,000</td> <td style="text-align: left"> </td> <td> </td> <td style="text-align: left">$</td> <td style="text-align: right">-</td> <td style="text-align: left"> </td> <td> </td> <td style="text-align: left">$</td> <td style="text-align: right">7,530,000</td> <td style="text-align: left"> </td> <td> </td> <td style="text-align: left">$</td> <td style="text-align: right">937.49</td> <td style="text-align: left"> </td></tr> </table>   <table cellspacing="0" cellpadding="0" style="font: 10pt Times New Roman, Times, Serif; width: 100%"> <tr style="vertical-align: top"> <td style="text-align: justify; width: 2%">(1)</td> <td style="text-align: left; width: 98%">Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.</td></tr> <tr style="vertical-align: top"> <td style="text-align: justify">(2)</td> <td style="text-align: left">Includes 150,000 shares of common stock which may be issued on exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.</td></tr> <tr style="vertical-align: top"> <td style="text-align: justify">(3)</td> <td style="text-align: left">In accordance with Rule 416(a), the registrant is also registering an indeterminate number of additional common stocks that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.</td></tr> <tr style="vertical-align: top"> <td style="text-align: justify">(4)</td> <td style="text-align: left">We have agreed to issue, on the closing date of this offering, warrants to the representative of the underwriters, ViewTrade Securities, Inc., in an amount equal to 7% of the aggregate number of shares of common stock sold by us in this offering. The exercise price of the underwriter warrants is equal to 150% of the price of our common stock offered hereby. The underwriter warrants are exercisable for a period of five years from the closing date of this offering.</td></tr> <tr style="vertical-align: top"> <td style="text-align: justify">(5)</td> <td style="text-align: left">Previously paid.</td></tr> </table>   The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a) may determine.
Current Fiscal Year End Date	--06-30
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Filer Category	Non-accelerated Filer